DISCONTINUED OPERATIONS (Details Textuals) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Discontinued Operations [Abstract]
Payment of Indemnity Obligations		$ 5.5
Income from Discontinued Operation, before Income Tax	$ 0.0	4.6	$ 0.0
Expense recorded due to changes in tax contingencies from discontinued operations		$ 2.2